Accrued Expenses And Other Current Liabilities - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) Agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Advance from third parties	[1]	¥ 79,500		¥ 23,802
Interest expense		51,901	$ 7,549	¥ 5,556
ZMN Education
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Advance from third parties					¥ 13,802	¥ 10,000
Puxin Education
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Advance from third parties		¥ 60,000
Number of other loan agreements | Agreement		4
Puxin Education | Loans
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Interest expense		¥ 2,433
Puxin Education | Minimum
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Loan agreement term		1 month	1 month
Puxin Education | Maximum
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Rate of interests		5.655%	5.655%
Loan agreement term		3 months	3 months
Puxin Education | Taiyuan Puxin Arts and Mr. Yunlong Sha
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Advance from third parties		¥ 29,500
Loan agreement term		12 months	12 months
Puxin Education | Taiyuan Puxin Arts and Mr. Yunlong Sha | Minimum
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Rate of interests		8.20%	8.20%
Puxin Education | Taiyuan Puxin Arts and Mr. Yunlong Sha | Maximum
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Rate of interests		9.00%	9.00%
Puxin Education | Mr. Yunlong Sha
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Advance from third parties		¥ 30,000
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Advance from third parties		¥ 50,000
Loan agreement term		6 months	6 months
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha | Minimum
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Rate of interests		8.20%	8.20%
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha | Maximum
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure [Line Items]
Rate of interests		8.80%	8.80%

[1]	ZMN Education entered into loan agreements with two individuals in 2013 and 2015 at the amount of RMB10,000 and RMB13,802, respectively, which were fully repaid as of December 31, 2018.